Stock Option Activity (Details) - 2011 Plan - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Number of Shares
Outstanding - beginning of period (in shares)	23,395	20,460	16,857
Granted (in shares)	3,761	6,817	4,582
Canceled / Forfeited (in shares)	(4,435)	(3,882)	(979)
Exercised (in shares)	0	0	0
Outstanding - end of period (in shares	22,721	23,395	20,460
Exercisable - December 29, 2012 (in shares)	4,416
Weighted Average Exercise Price
Outstanding - beginning of period (in dollars per share)	$ 1,000	$ 1,000	$ 0
Granted (in dollars per share)	1,000	1,000	1,000
Canceled / Forfeited (in dollars per share)	1,000	1,000	1,000
Exercised (in dollars per share)	0	0	0
Outstanding - end of period (in dollars per share)	1,000	$ 1,000	$ 1,000
Exercisable - December 29, 2012 (in dollars per share)	$ 1,000
Options outstanding at end of period - Intrisic value	$ 0
Options outstanding at end of period - Weighted average estimated contractual life	7 years 6 months 26 days
Options exercisable at end of period - Intrinsic value	$ 0
Options exercisable at end of period - Weighted average estimated contractual life	6 years 9 months